Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
AAR Corp.
(a)
....................... 4,184 $ 254,471
AerSale Corp.
(a)
..................... 5,337 49,634
BWX Technologies, Inc. ............... 7,103 578,752
Eve Holding, Inc.
(a)
................... 5,374 33,319
Kaman Corp. ...................... 2,926 131,816
Mercury Systems, Inc.
(a)(b)
.............. 10,180 301,939
Moog, Inc. , Class A .................. 2,301 321,680
National Presto Industries, Inc. ........... 638 50,511
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 20,949 575,260
Triumph Group, Inc.
(a)
................. 7,687 124,529
V2X, Inc.
(a)
........................ 2,435 94,697
2,516,608
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
....... 6,935 107,423
Forward Air Corp. ................... 3,156 139,905
GXO Logistics, Inc.
(a)
................. 9,153 497,740
Hub Group, Inc. , Class A
(a)
.............. 12,334 558,484
1,303,552
Automobile Components — 1.3%
Adient plc
(a)
........................ 18,528 643,107
American Axle & Manufacturing Holdings, Inc.
(a)
23,157 187,340
Atmus Filtration Technologies, Inc.
(a)(b)
...... 3,172 70,831
Autoliv, Inc. ........................ 4,930 528,102
Dana, Inc. ......................... 25,422 344,722
Dorman Products, Inc.
(a)
............... 2,630 214,108
Garrett Motion, Inc.
(a)(b)
................ 25,995 223,297
Goodyear Tire & Rubber Co. (The)
(a)
....... 54,092 754,043
LCI Industries ...................... 2,280 253,718
Lear Corp. ........................ 4,799 637,787
Modine Manufacturing Co.
(a)(b)
........... 3,769 260,400
Patrick Industries, Inc. ................ 4,323 433,986
Phinia, Inc. ........................ 9,091 274,912
QuantumScape Corp. , Class A
(a)(b)
........ 25,324 172,457
Standard Motor Products, Inc. ........... 3,904 157,526
Stoneridge, Inc.
(a)
.................... 5,387 95,835
5,252,171
Automobiles — 0.5%
Fisker, Inc. , Class A
(a)(b)
................ 24,971 20,037
Harley-Davidson, Inc. ................. 27,454 890,882
Thor Industries, Inc. .................. 5,174 584,766
Winnebago Industries, Inc. ............. 5,771 379,270
1,874,955
Banks — 14.0%
1st Source Corp. .................... 3,286 171,759
Amalgamated Financial Corp. ........... 3,355 89,109
Amerant Bancorp, Inc. , Class A .......... 3,609 81,599
Ameris Bancorp ..................... 12,621 626,506
Associated Banc-Corp. ................ 30,023 630,783
Atlantic Union Bankshares Corp. ......... 14,713 502,596
Axos Financial, Inc.
(a)
................. 5,206 288,569
Banc of California, Inc. ................ 29,985 413,193
BancFirst Corp. ..................... 1,794 158,787
Bank First Corp. .................... 851 71,858
Bank of Hawaii Corp. ................. 7,863 497,177
Bank OZK ........................ 21,279 959,896
BankUnited, Inc. .................... 14,118 398,975
Banner Corp. ...................... 6,812 317,303
Berkshire Hills Bancorp, Inc. ............ 8,615 206,760
BOK Financial Corp. .................. 4,876 408,804
Brookline Bancorp, Inc. ................ 17,813 192,737
Byline Bancorp, Inc. .................. 5,873 128,266
Security
Shares
Shares Value
Banks (continued)
Cadence Bank ..................... 35,520 $ 945,542
Cambridge Bancorp .................. 1,428 97,947
Camden National Corp. ............... 2,866 103,262
Capital City Bank Group, Inc. ............ 1,247 35,639
Capitol Federal Financial, Inc. ........... 24,337 154,297
Cathay General Bancorp ............... 13,921 573,128
Central Pacific Financial Corp. ........... 3,937 75,866
City Holding Co. .................... 1,699 173,655
Coastal Financial Corp.
(a)
.............. 1,122 44,768
Columbia Banking System, Inc. .......... 41,063 827,830
Columbia Financial, Inc.
(a)
.............. 3,185 57,266
Comerica, Inc. ...................... 26,070 1,370,761
Commerce Bancshares, Inc. ............ 25,118 1,309,150
Community Bank System, Inc. ........... 10,566 483,606
Community Trust Bancorp, Inc. .......... 3,025 125,537
ConnectOne Bancorp, Inc. ............. 7,649 174,703
CrossFirst Bankshares, Inc.
(a)(b)
.......... 5,253 74,172
Cullen/Frost Bankers, Inc. .............. 7,303 774,994
Customers Bancorp, Inc.
(a)
.............. 5,637 301,241
CVB Financial Corp. .................. 25,999 436,003
Dime Community Bancshares, Inc. ........ 7,589 173,105
Eagle Bancorp, Inc. .................. 5,975 148,120
East West Bancorp, Inc. ............... 27,821 2,025,647
Eastern Bankshares, Inc. .............. 31,328 437,339
Enterprise Financial Services Corp. ....... 7,499 312,183
Farmers National Banc Corp. ............ 7,214 98,976
FB Financial Corp. ................... 7,175 267,269
First Bancorp ...................... 39,339 797,409
First Bancshares, Inc. (The) ............. 5,073 129,006
First Busey Corp. .................... 10,560 248,582
First Commonwealth Financial Corp. ....... 19,869 278,365
First Financial Bancorp ................ 18,892 423,559
First Financial Bankshares, Inc. .......... 16,360 510,923
First Hawaiian, Inc. .................. 25,078 543,942
First Horizon Corp. ................... 109,208 1,555,122
First Interstate BancSystem, Inc. , Class A ... 17,816 490,296
First Merchants Corp. ................. 11,778 398,214
First Mid Bancshares, Inc. .............. 4,602 144,825
FNB Corp. ........................ 68,883 907,878
Fulton Financial Corp. ................. 30,950 482,510
German American Bancorp, Inc. .......... 3,792 125,629
Glacier Bancorp, Inc. ................. 21,939 848,162
Great Southern Bancorp, Inc. ............ 1,787 93,085
Hancock Whitney Corp. ............... 16,982 766,058
Hanmi Financial Corp. ................ 6,196 103,783
HarborOne Bancorp, Inc. .............. 7,166 78,253
HBT Financial, Inc. ................... 2,553 49,707
Heartland Financial USA, Inc. ........... 8,131 288,407
Heritage Commerce Corp. .............. 12,568 111,730
Heritage Financial Corp. ............... 7,055 142,158
Hilltop Holdings, Inc. .................. 9,078 285,866
Home BancShares, Inc. ............... 18,484 433,265
Hope Bancorp, Inc. .................. 23,555 260,989
Horizon Bancorp, Inc. ................. 8,781 115,119
Independent Bank Corp. ............... 8,374 469,698
Independent Bank Group, Inc. ........... 7,026 339,707
International Bancshares Corp. .......... 10,559 558,149
Kearny Financial Corp. ................ 10,946 79,140
Lakeland Bancorp, Inc. ................ 13,069 173,687
Lakeland Financial Corp. ............... 3,270 218,959
Mercantile Bank Corp. ................ 3,222 129,170
Metrocity Bankshares, Inc. ............. 3,912 93,497
Midland States Bancorp, Inc. ............ 4,373 114,835
National Bank Holdings Corp. , Class A ..... 6,807 238,245
NBT Bancorp, Inc. ................... 9,231 328,347

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
New York Community Bancorp, Inc. ....... 141,009 $ 912,328
Nicolet Bankshares, Inc. ............... 2,655 206,479
Northwest Bancshares, Inc. ............. 23,767 293,998
OceanFirst Financial Corp. ............. 11,972 206,278
OFG Bancorp ...................... 9,147 336,335
Old National Bancorp ................. 55,724 917,774
Old Second Bancorp, Inc. .............. 8,735 118,971
Origin Bancorp, Inc. .................. 3,254 99,247
Pacific Premier Bancorp, Inc. ............ 17,152 435,146
Park National Corp. .................. 2,789 364,467
Pathward Financial, Inc. ............... 2,633 136,337
Peapack-Gladstone Financial Corp.
(b)
...... 1,699 46,858
Peoples Bancorp, Inc. ................ 6,709 196,574
Pinnacle Financial Partners, Inc. .......... 15,205 1,343,818
Popular, Inc. ....................... 13,237 1,131,102
Preferred Bank ..................... 1,197 85,992
Premier Financial Corp. ............... 6,966 145,520
Prosperity Bancshares, Inc. ............. 18,299 1,169,489
Provident Financial Services, Inc. ......... 14,131 233,868
QCR Holdings, Inc. .................. 3,251 189,891
Republic Bancorp, Inc. , Class A .......... 1,809 92,603
S&T Bancorp, Inc. ................... 7,184 239,515
Sandy Spring Bancorp, Inc. ............. 8,962 218,494
Seacoast Banking Corp. of Florida ........ 8,283 203,430
ServisFirst Bancshares, Inc. ............ 4,346 291,790
Simmons First National Corp. , Class A ..... 23,992 456,088
Southern Missouri Bancorp, Inc. .......... 1,201 52,376
Southside Bancshares, Inc. ............. 5,900 184,670
SouthState Corp. .................... 14,425 1,198,717
Stellar Bancorp, Inc. .................. 10,324 258,410
Stock Yards Bancorp, Inc. .............. 2,346 116,643
Synovus Financial Corp. ............... 27,911 1,051,128
Texas Capital Bancshares, Inc.
(a)
......... 5,457 332,877
TFS Financial Corp. .................. 6,087 81,079
Tompkins Financial Corp. .............. 2,556 126,241
Towne Bank ....................... 13,619 382,830
TriCo Bancshares ................... 6,273 228,024
Triumph Financial, Inc.
(a)
............... 2,117 149,566
TrustCo Bank Corp. .................. 3,711 107,248
Trustmark Corp. .................... 11,169 301,451
UMB Financial Corp. ................. 8,720 719,400
United Bankshares, Inc. ............... 26,280 942,138
United Community Banks, Inc. ........... 23,481 641,971
Univest Financial Corp. ................ 5,545 117,776
Valley National Bancorp ............... 85,912 826,473
Veritex Holdings, Inc. ................. 9,951 209,070
WaFd, Inc. ........................ 12,832 372,641
Webster Financial Corp. ............... 32,725 1,619,233
WesBanco, Inc. ..................... 11,585 339,904
Westamerica BanCorp ................ 5,005 238,839
Western Alliance Bancorp .............. 20,507 1,311,628
Wintrust Financial Corp. ............... 12,130 1,176,367
WSFS Financial Corp. ................ 6,740 299,997
Zions Bancorp NA ................... 29,240 1,225,156
55,787,204
Beverages — 0.0%
(a)
Duckhorn Portfolio, Inc. (The)
(b)
.......... 5,188 44,773
National Beverage Corp. ............... 1,730 79,995
124,768
Biotechnology — 2.4%
(a)
Agios Pharmaceuticals, Inc. ............. 3,348 75,732
Akero Therapeutics, Inc. ............... 8,978 194,015
Alector, Inc. ....................... 6,716 40,027
Security
Shares
Shares Value
Biotechnology (continued)
Allogene Therapeutics, Inc.
(b)
............ 11,062 $ 38,938
Amicus Therapeutics, Inc. .............. 15,431 191,807
AnaptysBio, Inc.
(b)
................... 2,141 50,528
Anavex Life Sciences Corp.
(b)
............ 8,021 47,885
Arcturus Therapeutics Holdings, Inc.
(b)
...... 4,881 160,927
Arcus Biosciences, Inc. ................ 4,326 65,496
Beam Therapeutics, Inc.
(b)
.............. 4,067 99,235
Biohaven Ltd. ...................... 7,244 322,213
Bridgebio Pharma, Inc.
(b)
............... 11,582 397,147
Cabaletta Bio, Inc. ................... 4,351 89,108
Catalyst Pharmaceuticals, Inc. ........... 7,418 106,819
CRISPR Therapeutics AG
(b)
............. 15,009 944,817
Dyne Therapeutics, Inc. ............... 10,113 216,418
Editas Medicine, Inc.
(b)
................ 16,220 114,027
Geron Corp. ....................... 42,650 78,476
Inhibrx, Inc. ........................ 2,650 102,104
Intellia Therapeutics, Inc. .............. 7,996 190,465
Ionis Pharmaceuticals, Inc.
(b)
............ 15,154 778,764
Iovance Biotherapeutics, Inc.
(b)
........... 43,665 337,530
Ironwood Pharmaceuticals, Inc. , Class A .... 26,968 382,676
Karuna Therapeutics, Inc. .............. 3,039 952,483
Kiniksa Pharmaceuticals Ltd. , Class A ...... 2,676 47,178
Kura Oncology, Inc. .................. 8,725 175,722
Lyell Immunopharma, Inc.
(b)
............. 18,814 34,430
Madrigal Pharmaceuticals, Inc.
(b)
......... 1,346 291,692
Myriad Genetics, Inc. ................. 17,619 376,870
Novavax, Inc.
(b)
..................... 9,656 38,624
Olema Pharmaceuticals, Inc. ............ 4,752 61,966
PTC Therapeutics, Inc. ................ 10,276 268,101
RAPT Therapeutics, Inc.
(b)
.............. 3,617 89,521
REGENXBIO, Inc. ................... 7,714 95,036
Replimune Group, Inc. ................ 3,049 23,660
Sage Therapeutics, Inc.
(b)
.............. 4,745 121,662
Sana Biotechnology, Inc.
(b)
.............. 7,907 43,409
Savara, Inc. ....................... 7,535 37,223
Summit Therapeutics, Inc.
(b)
............. 7,542 29,565
Taysha Gene Therapies, Inc. ............ 6,449 9,802
TG Therapeutics, Inc.
(b)
................ 27,445 445,707
Ultragenyx Pharmaceutical, Inc. .......... 5,339 235,503
Vaxcyte, Inc. ....................... 9,481 677,133
Vir Biotechnology, Inc. ................ 17,633 165,750
Viridian Therapeutics, Inc.
(b)
............. 6,099 117,406
Zymeworks, Inc. .................... 8,235 89,267
9,452,864
Broadline Retail — 0.6%
Dillard's, Inc. , Class A
(b)
................ 895 346,606
Kohl's Corp. ....................... 19,871 511,877
Macy's, Inc. ....................... 54,161 990,605
Nordstrom, Inc. ..................... 20,474 371,603
2,220,691
Building Products — 1.4%
American Woodmark Corp.
(a)
............ 2,007 183,199
Apogee Enterprises, Inc. ............... 4,312 227,717
Armstrong World Industries, Inc. .......... 2,782 276,002
AZZ, Inc. ......................... 2,452 153,127
Fortune Brands Innovations, Inc. ......... 24,826 1,926,249
Griffon Corp. ....................... 5,434 316,585
Hayward Holdings, Inc.
(a)(b)
.............. 24,653 308,655
Insteel Industries, Inc. ................. 1,852 64,135
Janus International Group, Inc.
(a)
......... 8,286 117,247
JELD-WEN Holding, Inc.
(a)(b)
............. 16,161 300,595
Masonite International Corp.
(a)
........... 2,494 229,573
Masterbrand, Inc.
(a)
.................. 25,036 352,256

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
PGT Innovations, Inc.
(a)
................ 3,464 $ 142,786
Quanex Building Products Corp. .......... 3,388 105,773
Resideo Technologies, Inc.
(a)
............ 14,367 240,935
UFP Industries, Inc. .................. 5,335 605,256
5,550,090
Capital Markets — 2.7%
Affiliated Managers Group, Inc. .......... 4,492 668,589
Artisan Partners Asset Management, Inc. , Class
A ............................ 6,044 253,244
B Riley Financial, Inc.
(b)
................ 3,232 75,693
BGC Group, Inc. , Class A .............. 76,301 538,685
Diamond Hill Investment Group, Inc. ....... 578 92,208
Donnelley Financial Solutions, Inc.
(a)
....... 2,358 146,479
Evercore, Inc. , Class A ................ 4,382 752,521
Federated Hermes, Inc. , Class B ......... 8,770 306,599
Houlihan Lokey, Inc. , Class A ............ 4,019 481,396
Invesco Ltd. ....................... 64,329 1,018,328
Janus Henderson Group plc ............ 26,333 757,337
Jefferies Financial Group, Inc. ........... 13,134 535,342
Moelis & Co. , Class A ................. 13,184 724,725
Open Lending Corp. , Class A
(a)
........... 13,447 98,701
Perella Weinberg Partners .............. 3,243 38,105
Piper Sandler Cos. ................... 3,485 604,613
SEI Investments Co. .................. 8,009 506,489
StepStone Group, Inc. , Class A .......... 3,877 129,686
Stifel Financial Corp. ................. 19,822 1,446,015
StoneX Group, Inc.
(a)
................. 5,372 353,209
TPG, Inc. , Class A ................... 11,587 482,367
Victory Capital Holdings, Inc. , Class A ...... 7,589 255,977
Virtu Financial, Inc. , Class A ............. 16,958 284,725
Virtus Investment Partners, Inc. .......... 629 148,513
WisdomTree, Inc. .................... 14,686 99,424
10,798,970
Chemicals — 2.9%
AdvanSix, Inc. ...................... 5,460 138,575
Arcadium Lithium plc
(a)(b)
............... 104,761 512,281
Ashland, Inc. ....................... 6,326 592,240
Avient Corp. ....................... 10,819 391,756
Axalta Coating Systems Ltd.
(a)
........... 18,759 608,167
Cabot Corp. ....................... 10,883 784,664
Chemours Co. (The) .................. 29,231 881,899
Ecovyst, Inc.
(a)(b)
..................... 9,164 84,859
Element Solutions, Inc. ................ 44,259 983,877
FMC Corp. ........................ 24,540 1,379,148
HB Fuller Co. ...................... 6,043 457,878
Huntsman Corp. .................... 32,594 799,857
Ingevity Corp.
(a)
..................... 7,186 313,022
Innospec, Inc. ...................... 2,202 255,674
Koppers Holdings, Inc. ................ 2,097 107,240
Kronos Worldwide, Inc. ................ 4,223 39,316
LSB Industries, Inc.
(a)(b)
................ 10,513 78,217
Mativ Holdings, Inc. .................. 10,756 129,395
Minerals Technologies, Inc. ............. 5,819 380,272
NewMarket Corp. .................... 643 358,672
Olin Corp. ......................... 12,723 662,487
Orion SA ......................... 5,568 124,723
Perimeter Solutions SA
(a)
............... 18,399 87,211
PureCycle Technologies, Inc.
(a)
........... 10,467 41,031
Scotts Miracle-Gro Co. (The) ............ 7,915 445,298
Sensient Technologies Corp. ............ 3,759 233,171
Stepan Co. ........................ 1,885 168,274
Tronox Holdings plc .................. 23,403 322,727
11,361,931
Security
Shares
Shares Value
Commercial Services & Supplies — 1.3%
ABM Industries, Inc. .................. 9,099 $ 371,148
ACCO Brands Corp. .................. 18,660 113,453
Brady Corp. , Class A, NVS ............. 3,736 225,019
BrightView Holdings, Inc.
(a)
............. 7,557 67,484
Brink's Co. (The) .................... 2,652 214,388
Cimpress plc
(a)
...................... 3,156 237,394
CoreCivic, Inc.
(a)
.................... 22,260 316,537
Deluxe Corp. ....................... 8,248 155,970
Driven Brands Holdings, Inc.
(a)
........... 8,925 117,007
Ennis, Inc. ........................ 2,932 59,725
Enviri Corp.
(a)
...................... 15,324 131,940
GEO Group, Inc. (The)
(a)
............... 24,003 266,913
Healthcare Services Group, Inc.
(a)
......... 13,735 129,659
HNI Corp. ......................... 9,221 375,479
Interface, Inc. ...................... 5,670 70,365
Matthews International Corp. , Class A ...... 5,937 195,327
MillerKnoll, Inc. ..................... 8,639 229,711
OPENLANE, Inc.
(a)
................... 7,191 101,249
Pitney Bowes, Inc. ................... 4,409 18,121
SP Plus Corp.
(a)
..................... 2,106 108,943
Steelcase, Inc. , Class A ............... 17,346 219,947
Stericycle, Inc.
(a)
.................... 9,638 462,624
UniFirst Corp. ...................... 1,160 196,527
Vestis Corp. ....................... 25,582 547,455
VSE Corp. ........................ 848 52,669
4,985,054
Communications Equipment — 0.5%
ADTRAN Holdings, Inc. ............... 14,549 91,149
Ciena Corp.
(a)(b)
..................... 10,907 578,071
Infinera Corp.
(a)
..................... 11,831 58,445
Lumentum Holdings, Inc.
(a)(b)
............ 8,114 445,783
NetScout Systems, Inc.
(a)
.............. 13,601 292,558
Viasat, Inc.
(a)(b)
...................... 9,102 202,337
Viavi Solutions, Inc.
(a)
................. 23,391 229,934
1,898,277
Construction & Engineering — 0.6%
Ameresco, Inc. , Class A
(a)
.............. 3,210 65,580
Arcosa, Inc. ....................... 4,306 337,074
Argan, Inc. ........................ 1,193 52,886
Dycom Industries, Inc.
(a)
............... 2,180 243,506
IES Holdings, Inc.
(a)
.................. 559 45,816
MasTec, Inc.
(a)
...................... 5,180 340,170
MDU Resources Group, Inc. ............ 39,668 773,923
Primoris Services Corp. ............... 4,983 163,442
Valmont Industries, Inc. ................ 1,725 389,350
2,411,747
Construction Materials — 0.1%
Eagle Materials, Inc. .................. 2,178 492,838
Consumer Finance — 1.7%
Ally Financial, Inc. ................... 53,370 1,957,612
Atlanticus Holdings Corp.
(a)
............. 1,116 38,714
Bread Financial Holdings, Inc. ........... 9,370 339,850
Credit Acceptance Corp.
(a)(b)
............. 1,288 696,898
Encore Capital Group, Inc.
(a)(b)
........... 4,500 225,360
Enova International, Inc.
(a)
.............. 5,844 318,089
EZCORP, Inc. , Class A, NVS
(a)
........... 5,232 44,995
Green Dot Corp. , Class A
(a)
............. 5,076 45,735
LendingClub Corp.
(a)
.................. 9,480 85,509
Navient Corp. ...................... 16,992 292,602
Nelnet, Inc. , Class A .................. 2,329 202,926
NerdWallet, Inc. , Class A
(a)
.............. 7,375 112,911
OneMain Holdings, Inc. ................ 22,838 1,087,089

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
PRA Group, Inc.
(a)
................... 7,265 $ 165,424
PROG Holdings, Inc.
(a)
................ 8,866 271,654
SLM Corp. ........................ 44,618 887,006
World Acceptance Corp.
(a)
.............. 712 93,493
6,865,867
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) ................. 3,028 159,606
Chefs' Warehouse, Inc. (The)
(a)(b)
......... 7,099 225,890
Grocery Outlet Holding Corp.
(a)
........... 5,310 131,582
Ingles Markets, Inc. , Class A ............ 1,695 142,804
PriceSmart, Inc. ..................... 2,818 214,224
SpartanNash Co. .................... 6,875 154,206
Sprouts Farmers Market, Inc.
(a)
........... 9,530 480,026
United Natural Foods, Inc.
(a)
............. 11,478 171,137
Weis Markets, Inc. ................... 2,242 136,202
1,815,677
Containers & Packaging — 1.7%
AptarGroup, Inc. .................... 3,874 503,155
Berry Global Group, Inc. ............... 22,722 1,487,382
Graphic Packaging Holding Co. .......... 25,316 645,811
Greif, Inc. , Class A, NVS ............... 4,905 307,102
Greif, Inc. , Class B ................... 592 37,118
Myers Industries, Inc. ................. 3,048 57,150
O-I Glass, Inc.
(a)
..................... 30,414 442,828
Pactiv Evergreen, Inc. ................ 6,907 100,842
Sealed Air Corp. .................... 28,374 980,322
Silgan Holdings, Inc. .................. 16,122 740,645
Sonoco Products Co. ................. 19,323 1,099,479
TriMas Corp. ....................... 7,969 196,675
6,598,509
Diversified Consumer Services — 0.7%
ADT, Inc. ......................... 43,719 285,485
Adtalem Global Education, Inc.
(a)
......... 2,201 111,106
Chegg, Inc.
(a)
....................... 13,430 132,286
European Wax Center, Inc. , Class A
(a)
...... 3,677 54,567
Frontdoor, Inc.
(a)
..................... 8,063 264,144
Graham Holdings Co. , Class B ........... 706 508,602
H&R Block, Inc. ..................... 14,378 673,466
Laureate Education, Inc. ............... 8,143 102,765
Mister Car Wash, Inc.
(a)(b)
............... 10,464 86,851
Perdoceo Education Corp. .............. 6,278 113,632
Strategic Education, Inc.
(b)
.............. 1,450 136,387
Stride, Inc.
(a)
....................... 2,211 132,549
2,601,840
Diversified REITs — 0.4%
Alexander & Baldwin, Inc. .............. 6,051 104,803
American Assets Trust, Inc. ............. 6,131 137,518
Armada Hoffler Properties, Inc. .......... 13,283 158,865
Broadstone Net Lease, Inc. ............. 18,795 302,036
Empire State Realty Trust, Inc. , Class A ..... 15,927 151,625
Essential Properties Realty Trust, Inc. ...... 15,010 373,899
Gladstone Commercial Corp. ............ 8,105 103,906
Global Net Lease, Inc. ................ 38,549 325,739
1,658,391
Diversified Telecommunication Services — 0.7%
ATN International, Inc. ................ 2,047 75,534
Cogent Communications Holdings, Inc. ..... 8,625 665,850
Consolidated Communications Holdings, Inc.
(a)
14,534 63,078
EchoStar Corp. , Class A
(a)
.............. 23,912 320,182
Frontier Communications Parent, Inc.
(a)(b)
.... 43,544 1,072,489
IDT Corp. , Class B
(a)
.................. 1,673 57,852
Liberty Latin America Ltd. , Class A
(a)(b)
...... 7,804 54,940
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Liberty Latin America Ltd. , Class C, NVS
(a)
... 23,602 $ 168,046
Lumen Technologies, Inc.
(a)
............. 194,900 237,778
2,715,749
Electric Utilities — 1.2%
ALLETE, Inc. ...................... 11,589 685,026
Genie Energy Ltd. , Class B ............. 1,440 26,799
Hawaiian Electric Industries, Inc. ......... 21,627 280,502
IDACORP, Inc. ..................... 5,739 531,317
MGE Energy, Inc. .................... 2,943 189,794
OGE Energy Corp. ................... 39,976 1,328,802
Otter Tail Corp. ..................... 4,379 395,949
PNM Resources, Inc. ................. 17,196 623,011
Portland General Electric Co. ............ 20,009 818,968
4,880,168
Electrical Equipment — 1.4%
Acuity Brands, Inc. ................... 2,600 619,216
Atkore, Inc.
(a)(b)
...................... 4,758 725,738
ChargePoint Holdings, Inc. , Class A
(a)(b)
..... 24,916 47,340
Encore Wire Corp.
(b)
.................. 1,794 404,547
EnerSys .......................... 3,608 344,816
Freyr Battery, Inc.
(a)(b)
................. 21,461 28,972
Generac Holdings, Inc.
(a)(b)
.............. 7,128 810,240
GrafTech International Ltd. ............. 38,369 51,031
NEXTracker, Inc. , Class A
(a)
............. 9,617 435,362
nVent Electric plc .................... 12,139 728,826
Powell Industries, Inc. ................. 496 58,791
Preformed Line Products Co. ............ 201 24,572
Sensata Technologies Holding plc ......... 19,271 697,032
SunPower Corp.
(a)(b)
.................. 16,002 48,486
Sunrun, Inc.
(a)(b)
..................... 42,867 620,714
Thermon Group Holdings, Inc.
(a)
.......... 2,628 86,146
5,731,829
Electronic Equipment, Instruments & Components — 2.1%
Advanced Energy Industries, Inc.
(b)
........ 3,027 315,353
Arrow Electronics, Inc.
(a)(b)
.............. 10,676 1,186,637
Avnet, Inc. ........................ 17,330 785,049
Bel Fuse, Inc. , Class B, NVS ............ 763 51,014
Belden, Inc. ....................... 3,109 230,626
Benchmark Electronics, Inc. ............ 3,554 96,385
Coherent Corp.
(a)
.................... 14,129 671,693
Crane NXT Co. ..................... 11,144 649,472
Daktronics, Inc.
(a)(b)
................... 4,431 33,587
ePlus, Inc.
(a)
....................... 2,910 219,821
Insight Enterprises, Inc.
(a)
.............. 3,093 571,401
IPG Photonics Corp.
(a)
................ 3,185 311,780
Kimball Electronics, Inc.
(a)
.............. 2,533 60,235
Knowles Corp.
(a)
.................... 17,737 289,290
Methode Electronics, Inc. .............. 4,158 86,320
OSI Systems, Inc.
(a)
.................. 1,204 154,148
PC Connection, Inc. .................. 1,315 84,831
Plexus Corp.
(a)
...................... 2,232 211,415
Sanmina Corp.
(a)
.................... 6,828 408,451
ScanSource, Inc.
(a)
................... 5,030 197,478
TTM Technologies, Inc.
(a)
............... 13,383 186,158
Vishay Intertechnology, Inc. ............. 23,647 513,849
Vontier Corp. ....................... 30,494 1,054,787
8,369,780
Energy Equipment & Services — 1.1%
Archrock, Inc. ...................... 15,902 259,839
Atlas Energy Solutions, Inc. ............. 2,035 35,348
Bristow Group, Inc.
(a)
................. 4,364 115,122
Diamond Offshore Drilling, Inc.
(a)
.......... 9,742 118,852

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Helmerich & Payne, Inc. ............... 19,474 $ 784,023
Kodiak Gas Services, Inc. .............. 1,827 42,788
Liberty Energy, Inc. , Class A ............ 22,024 457,879
Nabors Industries Ltd.
(a)
............... 752 63,604
Newpark Resources, Inc.
(a)
............. 9,453 61,350
NOV, Inc. ......................... 23,681 462,016
Oil States International, Inc.
(a)
............ 4,611 28,450
Patterson-UTI Energy, Inc. ............. 34,211 379,400
ProFrac Holding Corp. , Class A
(a)(b)
........ 5,329 42,152
ProPetro Holding Corp.
(a)
............... 9,028 76,377
RPC, Inc. ......................... 6,312 46,141
Select Water Solutions, Inc. , Class A ....... 10,523 81,764
Tidewater, Inc.
(a)
.................... 3,724 250,216
Transocean Ltd.
(a)(b)
.................. 82,003 447,736
US Silica Holdings, Inc.
(a)
.............. 15,204 162,987
Valaris Ltd.
(a)
....................... 6,579 407,043
4,323,087
Entertainment — 0.3%
(a)
AMC Entertainment Holdings, Inc. , Class A
(b)
. 38,535 156,067
Cinemark Holdings, Inc.
(b)
.............. 21,817 301,729
Eventbrite, Inc. , Class A
(b)
.............. 6,557 54,882
Lions Gate Entertainment Corp. , Class A .... 11,219 117,014
Lions Gate Entertainment Corp. , Class B, NVS 26,231 254,441
Playtika Holding Corp.
(b)
............... 11,270 81,370
Sphere Entertainment Co. , Class A
(b)
....... 4,724 167,135
Vivid Seats, Inc. , Class A
(b)
............. 7,437 42,688
1,175,326
Financial Services — 2.9%
Affirm Holdings, Inc. , Class A
(a)(b)
.......... 20,451 828,470
A-Mark Precious Metals, Inc. ............ 3,525 95,069
Cannae Holdings, Inc.
(a)
............... 11,808 239,112
Cass Information Systems, Inc. .......... 1,423 61,417
Compass Diversified Holdings ........... 11,537 254,852
Enact Holdings, Inc. .................. 5,949 169,487
Essent Group Ltd. ................... 21,107 1,164,262
Euronet Worldwide, Inc.
(a)
.............. 3,892 387,838
EVERTEC, Inc. ..................... 5,488 220,398
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 1,005 187,221
I3 Verticals, Inc. , Class A
(a)
.............. 2,298 43,065
Jackson Financial, Inc. , Class A .......... 11,864 594,031
Merchants Bancorp .................. 1,122 49,076
MGIC Investment Corp. ............... 54,520 1,081,677
Mr Cooper Group, Inc.
(a)
............... 12,381 833,984
NCR Atleos Corp.
(a)
.................. 13,978 312,967
NMI Holdings, Inc. , Class A
(a)
............ 8,824 281,662
PennyMac Financial Services, Inc. ........ 5,243 457,294
Radian Group, Inc. ................... 30,009 869,661
Repay Holdings Corp. , Class A
(a)
......... 7,031 55,123
Rocket Cos., Inc. , Class A
(a)
............. 23,516 289,482
Voya Financial, Inc. .................. 13,326 964,403
Walker & Dunlop, Inc. ................. 6,602 637,687
Western Union Co. (The) .............. 69,818 877,612
WEX, Inc.
(a)(b)
....................... 3,545 724,563
11,680,413
Food Products — 1.2%
B&G Foods, Inc. .................... 15,485 155,779
Calavo Growers, Inc. ................. 2,353 61,390
Cal-Maine Foods, Inc. ................. 4,204 232,986
Darling Ingredients, Inc.
(a)
.............. 11,168 483,574
Flowers Foods, Inc. .................. 37,199 848,137
Fresh Del Monte Produce, Inc. ........... 6,019 147,947
Hain Celestial Group, Inc. (The)
(a)(b)
........ 17,028 182,370
Security
Shares
Shares Value
Food Products (continued)
Ingredion, Inc. ...................... 8,122 $ 873,683
J & J Snack Foods Corp. ............... 785 124,996
John B Sanfilippo & Son, Inc. ............ 763 81,740
Lancaster Colony Corp. ............... 1,073 197,196
Mission Produce, Inc.
(a)
................ 2,582 25,794
Pilgrim's Pride Corp.
(a)(b)
............... 8,146 221,327
Post Holdings, Inc.
(a)
.................. 5,672 526,759
Seaboard Corp. ..................... 33 118,899
TreeHouse Foods, Inc.
(a)
............... 9,581 403,360
Utz Brands, Inc. , Class A ............... 5,574 98,660
WK Kellogg Co. ..................... 9,206 119,586
4,904,183
Gas Utilities — 1.2%
Chesapeake Utilities Corp. ............. 2,219 224,740
National Fuel Gas Co. ................ 17,515 826,007
New Jersey Resources Corp. ............ 12,381 505,516
Northwest Natural Holding Co. ........... 7,599 280,099
ONE Gas, Inc. ...................... 10,410 638,862
Southwest Gas Holdings, Inc. ........... 10,682 626,820
Spire, Inc. ......................... 10,663 605,339
UGI Corp. ......................... 41,934 928,419
4,635,802
Ground Transportation — 1.1%
ArcBest Corp. ...................... 4,659 555,027
Avis Budget Group, Inc. ............... 3,680 602,453
Covenant Logistics Group, Inc. , Class A ..... 1,565 75,652
Heartland Express, Inc. ................ 4,605 59,635
Hertz Global Holdings, Inc.
(a)(b)
........... 15,486 129,308
Landstar System, Inc. ................. 4,111 788,161
Lyft, Inc. , Class A
(a)
................... 44,189 551,921
Marten Transport Ltd. ................. 5,807 107,429
RXO, Inc.
(a)
........................ 10,980 228,384
Ryder System, Inc. ................... 5,044 572,847
Schneider National, Inc. , Class B ......... 7,416 181,840
Universal Logistics Holdings, Inc. ......... 1,454 44,376
Werner Enterprises, Inc. ............... 12,323 487,375
4,384,408
Health Care Equipment & Supplies — 1.4%
Artivion, Inc.
(a)
...................... 8,038 134,395
Atrion Corp. ....................... 156 53,040
Avanos Medical, Inc.
(a)
................ 5,008 96,104
Dentsply Sirona, Inc. ................. 40,254 1,398,827
Embecta Corp. ..................... 10,398 178,222
Enovis Corp.
(a)(b)
..................... 10,272 602,966
Envista Holdings Corp.
(a)
............... 22,293 523,886
Integer Holdings Corp.
(a)
............... 2,652 268,701
Integra LifeSciences Holdings Corp.
(a)(b)
..... 8,668 348,020
Masimo Corp.
(a)
..................... 5,511 710,588
Nevro Corp.
(a)
...................... 3,396 56,238
Novocure Ltd.
(a)
..................... 9,994 139,116
Omnicell, Inc.
(a)
..................... 5,618 180,731
QuidelOrtho Corp.
(a)
.................. 9,834 673,727
Tandem Diabetes Care, Inc.
(a)
........... 7,519 171,433
Varex Imaging Corp.
(a)
................ 4,112 79,238
5,615,232
Health Care Providers & Services — 1.8%
Accolade, Inc.
(a)
..................... 8,865 100,352
Agiliti, Inc.
(a)
....................... 6,260 44,384
Amedisys, Inc.
(a)
.................... 3,817 359,829
AMN Healthcare Services, Inc.
(a)(b)
........ 7,434 550,190
Brookdale Senior Living, Inc.
(a)(b)
.......... 34,571 189,103
Castle Biosciences, Inc.
(a)
.............. 3,330 76,856

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Cross Country Healthcare, Inc.
(a)
......... 6,584 $ 139,910
DaVita, Inc.
(a)
....................... 10,839 1,172,346
Encompass Health Corp. .............. 6,152 437,038
Fulgent Genetics, Inc.
(a)(b)
.............. 3,979 97,844
ModivCare, Inc.
(a)
.................... 2,206 87,733
National HealthCare Corp. .............. 1,399 130,163
NeoGenomics, Inc.
(a)
................. 25,176 373,864
OPKO Health, Inc.
(a)(b)
................. 88,203 89,967
Owens & Minor, Inc.
(a)
................. 14,137 278,640
Patterson Cos., Inc. .................. 16,942 505,888
Pediatrix Medical Group, Inc.
(a)
........... 16,611 155,479
Premier, Inc. , Class A ................. 23,624 510,751
Select Medical Holdings Corp. ........... 7,989 207,634
Tenet Healthcare Corp.
(a)
............... 19,861 1,643,299
US Physical Therapy, Inc. .............. 1,282 118,277
7,269,547
Health Care REITs — 1.0%
CareTrust REIT, Inc. .................. 23,332 488,105
Community Healthcare Trust, Inc. ......... 1,939 49,619
Global Medical REIT, Inc. .............. 5,968 60,337
LTC Properties, Inc. .................. 8,199 255,563
Medical Properties Trust, Inc.
(b)
........... 118,282 366,674
National Health Investors, Inc. ........... 8,162 434,055
Omega Healthcare Investors, Inc. ......... 48,099 1,394,871
Physicians Realty Trust ................ 29,796 364,703
Sabra Health Care REIT, Inc. ............ 41,300 550,942
Universal Health Realty Income Trust ...... 1,215 48,369
4,013,238
Health Care Technology — 0.3%
(a)
Health Catalyst, Inc. .................. 5,012 48,967
Multiplan Corp. , Class A
(b)
.............. 56,848 57,416
Schrodinger, Inc.
(b)
................... 4,706 124,474
Teladoc Health, Inc.
(b)
................. 31,025 602,816
Veradigm, Inc. ...................... 21,567 196,907
1,030,580
Hotel & Resort REITs — 0.5%
Chatham Lodging Trust ................ 5,837 61,288
Park Hotels & Resorts, Inc. ............. 41,200 621,296
Pebblebrook Hotel Trust
(b)
.............. 9,453 143,875
Ryman Hospitality Properties, Inc. ........ 5,021 551,808
Service Properties Trust ............... 32,339 249,980
Summit Hotel Properties, Inc. ............ 21,296 137,998
Sunstone Hotel Investors, Inc. ........... 20,480 218,522
1,984,767
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc. , Class A
(a)
....... 10,492 107,543
Bally's Corp.
(a)(b)
..................... 5,795 65,252
Biglari Holdings, Inc. , Class B, NVS
(a)
...... 129 19,952
Bloomin' Brands, Inc. ................. 15,627 415,991
Bowlero Corp. , Class A
(a)(b)
.............. 2,923 31,598
Boyd Gaming Corp. .................. 6,805 432,049
Brinker International, Inc.
(a)
............. 8,641 369,748
Cheesecake Factory, Inc. (The) .......... 3,874 133,149
Chuy's Holdings, Inc.
(a)(b)
............... 880 29,753
Cracker Barrel Old Country Store, Inc. ...... 4,336 335,390
Dave & Buster's Entertainment, Inc.
(a)
...... 4,418 236,496
Denny's Corp.
(a)(b)
.................... 7,220 76,749
Dine Brands Global, Inc. ............... 2,926 136,498
Everi Holdings, Inc.
(a)
................. 7,293 75,920
Golden Entertainment, Inc. ............. 2,701 103,664
Hilton Grand Vacations, Inc.
(a)(b)
.......... 7,540 314,418
Hyatt Hotels Corp. , Class A ............. 3,162 405,906
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc. .................. 2,463 $ 192,040
Marriott Vacations Worldwide Corp. ........ 6,372 534,547
Norwegian Cruise Line Holdings Ltd.
(a)(b)
.... 83,879 1,493,046
Papa John's International, Inc. ........... 2,663 195,677
Penn Entertainment, Inc.
(a)(b)
............ 29,928 674,876
Portillo's, Inc. , Class A
(a)
............... 3,457 47,499
RCI Hospitality Holdings, Inc. ............ 750 46,320
Red Rock Resorts, Inc. , Class A .......... 5,833 318,948
Sabre Corp.
(a)
...................... 71,866 294,651
SeaWorld Entertainment, Inc.
(a)
.......... 5,148 254,311
Six Flags Entertainment Corp.
(a)
.......... 14,101 355,486
Target Hospitality Corp.
(a)
.............. 2,528 24,446
Travel + Leisure Co. .................. 14,092 569,599
Wendy's Co. (The) ................... 11,654 222,358
Wyndham Hotels & Resorts, Inc. ......... 9,393 731,997
9,245,877
Household Durables — 3.9%
Century Communities, Inc. ............. 3,657 317,062
Cricut, Inc. , Class A .................. 2,927 15,337
Ethan Allen Interiors, Inc. .............. 4,557 132,745
Green Brick Partners, Inc.
(a)
............. 5,900 307,803
Helen of Troy Ltd.
(a)
.................. 4,657 533,227
Installed Building Products, Inc. .......... 2,113 411,718
iRobot Corp.
(a)
...................... 3,294 44,798
KB Home ......................... 13,799 822,282
La-Z-Boy, Inc. ...................... 8,478 295,119
Legacy Housing Corp.
(a)(b)
.............. 1,035 24,457
Leggett & Platt, Inc. .................. 26,027 604,087
LGI Homes, Inc.
(a)
................... 3,953 466,494
M/I Homes, Inc.
(a)
.................... 5,522 703,613
MDC Holdings, Inc. .................. 12,017 752,024
Meritage Homes Corp. ................ 6,900 1,142,709
Mohawk Industries, Inc.
(a)
.............. 10,495 1,094,104
Newell Brands, Inc. .................. 72,173 600,479
Taylor Morrison Home Corp.
(a)
........... 19,974 1,041,444
Tempur Sealy International, Inc. .......... 10,203 509,028
Toll Brothers, Inc. .................... 21,182 2,104,432
TopBuild Corp.
(a)
.................... 3,218 1,187,860
TRI Pointe Homes, Inc.
(a)
............... 19,129 660,524
Whirlpool Corp. ..................... 10,755 1,177,888
Worthington Enterprises, Inc. ............ 6,366 363,117
15,312,351
Household Products — 0.2%
Central Garden & Pet Co.
(a)
............. 1,838 86,202
Central Garden & Pet Co. , Class A, NVS
(a)
... 7,613 314,265
Energizer Holdings, Inc. ............... 4,333 137,009
Reynolds Consumer Products, Inc. ........ 5,050 137,209
674,685
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc. , Class A ........... 6,909 155,176
Clearway Energy, Inc. , Class C .......... 12,829 310,975
Sunnova Energy International, Inc.
(a)(b)
...... 7,753 81,562
547,713
Industrial REITs — 0.5%
Americold Realty Trust, Inc. ............. 20,847 573,292
Innovative Industrial Properties, Inc. ....... 3,081 287,242
LXP Industrial Trust .................. 57,644 523,984
Plymouth Industrial REIT, Inc. ........... 3,912 86,612
STAG Industrial, Inc. ................. 16,986 627,463
2,098,593

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 3.4%
Ambac Financial Group, Inc.
(a)
........... 8,700 $ 141,375
American Equity Investment Life Holding Co.
(a)
12,171 671,961
AMERISAFE, Inc. ................... 3,779 188,345
Assurant, Inc. ...................... 5,227 877,875
Assured Guaranty Ltd. ................ 3,187 258,561
Axis Capital Holdings Ltd. .............. 15,110 899,347
Brighthouse Financial, Inc.
(a)
............ 12,250 634,183
CNO Financial Group, Inc. .............. 21,906 595,405
Crawford & Co. , Class A, NVS ........... 3,003 36,457
Employers Holdings, Inc. ............... 3,063 127,788
Enstar Group Ltd.
(a)
.................. 2,646 706,191
F&G Annuities & Life, Inc. .............. 3,476 155,864
First American Financial Corp. ........... 20,201 1,219,130
Horace Mann Educators Corp. ........... 7,990 294,272
James River Group Holdings Ltd. ......... 7,239 69,277
Kemper Corp. ...................... 11,090 665,400
Lemonade, Inc.
(a)(b)
................... 5,968 94,414
Lincoln National Corp. ................ 33,332 914,963
Mercury General Corp. ................ 5,268 210,983
National Western Life Group, Inc. , Class A ... 399 193,116
Old Republic International Corp. .......... 51,746 1,450,958
Primerica, Inc. ...................... 2,221 520,069
ProAssurance Corp. .................. 5,909 79,535
RLI Corp. ......................... 3,111 424,247
Safety Insurance Group, Inc. ............ 2,862 238,433
Selective Insurance Group, Inc. .......... 6,217 651,915
SiriusPoint Ltd.
(a)
.................... 18,644 219,999
Skyward Specialty Insurance Group, Inc.
(a)
... 2,252 70,037
Stewart Information Services Corp. ........ 5,439 335,369
Tiptree, Inc. ....................... 2,234 42,290
Trupanion, Inc.
(a)(b)
................... 6,558 178,378
United Fire Group, Inc. ................ 4,408 98,783
White Mountains Insurance Group Ltd. ..... 173 272,643
13,537,563
Interactive Media & Services — 0.3%
Bumble, Inc. , Class A
(a)
................ 8,016 109,979
Cars.com, Inc.
(a)
..................... 8,261 143,989
Getty Images Holdings, Inc.
(a)
............ 8,854 37,895
IAC, Inc.
(a)
......................... 5,175 259,837
Shutterstock, Inc. .................... 4,934 231,750
Taboola.com Ltd.
(a)
................... 29,710 140,231
Ziff Davis, Inc.
(a)
..................... 6,229 419,835
1,343,516
IT Services — 0.6%
BigCommerce Holdings, Inc.
(a)
........... 6,606 54,037
DigitalOcean Holdings, Inc.
(a)(b)
........... 4,117 138,825
DXC Technology Co.
(a)(b)
............... 38,174 832,193
Fastly, Inc. , Class A
(a)(b)
................ 9,425 189,631
Hackett Group, Inc. (The) .............. 1,462 33,801
Kyndryl Holdings, Inc.
(a)(b)
.............. 45,052 924,467
Thoughtworks Holding, Inc.
(a)
............ 9,864 46,164
2,219,118
Leisure Products — 1.2%
Acushnet Holdings Corp. ............... 2,598 164,557
Brunswick Corp. .................... 8,919 719,585
Hasbro, Inc. ....................... 25,877 1,266,679
Johnson Outdoors, Inc. , Class A .......... 794 35,539
Malibu Boats, Inc. , Class A
(a)(b)
........... 3,874 161,740
Mattel, Inc.
(a)
....................... 38,969 697,155
Peloton Interactive, Inc. , Class A
(a)(b)
....... 66,335 368,823
Polaris, Inc. ........................ 6,687 601,563
Smith & Wesson Brands, Inc. ............ 4,051 52,906
Sturm Ruger & Co., Inc. ............... 3,478 151,849
Security
Shares
Shares Value
Leisure Products (continued)
Vista Outdoor, Inc.
(a)(b)
................. 11,072 $ 310,791
YETI Holdings, Inc.
(a)(b)
................ 5,270 231,722
4,762,909
Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.
(a)(b)
............... 3,000 51,000
CryoPort, Inc.
(a)(b)
.................... 4,331 62,843
Fortrea Holdings, Inc.
(a)
................ 12,712 393,564
Maravai LifeSciences Holdings, Inc. , Class A
(a)
21,940 127,252
Mesa Laboratories, Inc. ............... 445 40,771
OmniAb, Inc.
(a)
...................... 7,673 44,503
Quanterix Corp.
(a)
.................... 2,194 48,465
768,398
Machinery — 2.4%
3D Systems Corp.
(a)
.................. 26,613 127,476
Albany International Corp. , Class A ........ 2,712 241,124
Allison Transmission Holdings, Inc. ........ 17,641 1,067,986
Astec Industries, Inc. ................. 4,482 159,559
Barnes Group, Inc. ................... 9,844 325,935
Columbus McKinnon Corp. ............. 2,852 111,428
Crane Co. ......................... 4,097 508,479
Douglas Dynamics, Inc. ............... 2,738 68,861
Enpro, Inc. ........................ 1,605 239,755
Esab Corp.
(b)
....................... 4,725 406,303
Gates Industrial Corp. plc
(a)
............. 27,935 359,803
Greenbrier Cos., Inc. (The) ............. 6,119 278,170
Helios Technologies, Inc. ............... 2,841 117,220
Hillenbrand, Inc. .................... 9,061 421,971
Hillman Solutions Corp.
(a)
.............. 37,834 332,561
Hyster-Yale Materials Handling, Inc. ....... 2,141 140,706
ITT, Inc. .......................... 4,692 566,700
Kennametal, Inc. .................... 14,924 365,936
Middleby Corp. (The)
(a)
................ 4,846 683,625
Miller Industries, Inc. ................. 1,187 47,777
Mueller Industries, Inc. ................ 11,858 569,184
Mueller Water Products, Inc. , Class A ...... 8,840 121,196
Nikola Corp.
(a)(b)
..................... 79,622 59,501
Oshkosh Corp. ..................... 4,741 521,984
REV Group, Inc. .................... 6,331 123,581
Standex International Corp. ............. 710 104,839
Tennant Co. ....................... 1,808 170,892
Terex Corp. ........................ 5,133 315,320
Timken Co. (The) .................... 7,158 586,312
Titan International, Inc.
(a)
............... 5,123 75,615
Wabash National Corp. ................ 5,287 133,761
9,353,560
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd. ........... 3,373 59,162
Kirby Corp.
(a)
....................... 3,993 314,089
Matson, Inc. ....................... 4,288 480,385
853,636
Media — 1.5%
Advantage Solutions, Inc. , Class A
(a)
....... 20,397 82,200
Altice USA, Inc. , Class A
(a)
.............. 42,733 104,269
Cable One, Inc. ..................... 489 268,427
Clear Channel Outdoor Holdings, Inc.
(a)
..... 58,279 100,240
Gray Television, Inc. .................. 11,728 112,002
John Wiley & Sons, Inc. , Class A ......... 8,659 293,021
Liberty Media Corp.-Liberty SiriusXM , NVS
(a)
. 31,489 956,006
Liberty Media Corp.-Liberty SiriusXM , Class A,
NVS
(a)
......................... 15,403 468,097
Nexstar Media Group, Inc. .............. 6,379 1,133,612
Paramount Global , Class A
(b)
............ 764 17,824

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Paramount Global , Class B, NVS ......... 101,590 $ 1,482,198
Scholastic Corp. , NVS ................ 3,391 130,350
Sinclair, Inc. , Class A
(b)
................ 7,289 114,437
Stagwell, Inc. , Class A
(a)
............... 20,012 130,478
TechTarget, Inc.
(a)
.................... 3,100 105,927
TEGNA, Inc. ....................... 23,716 369,733
Thryv Holdings, Inc.
(a)
................. 6,098 124,643
WideOpenWest, Inc.
(a)
................ 9,689 35,946
6,029,410
Metals & Mining — 2.1%
Alcoa Corp. ........................ 35,074 1,043,452
Alpha Metallurgical Resources, Inc. ....... 919 366,902
Arch Resources, Inc. , Class A ........... 3,329 589,100
Century Aluminum Co.
(a)
............... 5,278 58,850
Coeur Mining, Inc.
(a)(b)
................. 74,179 199,542
Commercial Metals Co. ................ 22,877 1,194,637
Haynes International, Inc. .............. 941 52,385
Hecla Mining Co.
(b)
................... 64,814 246,941
Ivanhoe Electric, Inc.
(a)(b)
............... 6,415 53,629
Kaiser Aluminum Corp. ................ 3,102 201,320
MP Materials Corp. , Class A
(a)(b)
.......... 11,670 184,503
Piedmont Lithium, Inc.
(a)(b)
.............. 1,682 25,701
Ramaco Resources, Inc. , Class B ......... 563 7,105
Royal Gold, Inc. ..................... 5,519 631,318
Ryerson Holding Corp. ................ 5,800 199,056
Schnitzer Steel Industries, Inc. , Class A ..... 5,168 136,073
SunCoke Energy, Inc. ................. 16,519 169,320
TimkenSteel Corp.
(a)
.................. 4,479 92,043
United States Steel Corp. .............. 43,956 2,066,811
Warrior Met Coal, Inc. ................. 10,193 654,085
8,172,773
Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AGNC Investment Corp. ............... 131,008 1,241,956
Apollo Commercial Real Estate Finance, Inc. . 24,919 278,096
Arbor Realty Trust, Inc.
(b)
............... 35,757 475,568
Ares Commercial Real Estate Corp. ....... 10,439 99,275
ARMOUR Residential REIT, Inc.
(b)
........ 9,203 175,317
Blackstone Mortgage Trust, Inc. , Class A .... 32,305 637,701
BrightSpire Capital, Inc. , Class A ......... 25,886 185,085
Chimera Investment Corp. .............. 44,619 214,171
Claros Mortgage Trust, Inc. ............. 22,743 267,003
Dynex Capital, Inc. ................... 11,491 140,650
Ellington Financial, Inc. ................ 8,853 108,095
Franklin BSP Realty Trust, Inc. ........... 11,338 145,353
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 21,543 512,508
KKR Real Estate Finance Trust, Inc. ....... 11,579 141,727
Ladder Capital Corp. , Class A ........... 22,589 246,898
MFA Financial, Inc. ................... 19,999 221,389
New York Mortgage Trust, Inc. ........... 17,664 138,486
PennyMac Mortgage Investment Trust ...... 15,975 229,081
Ready Capital Corp. .................. 34,375 322,094
Redwood Trust, Inc. .................. 23,343 156,631
Rithm Capital Corp. .................. 95,137 1,017,966
Starwood Property Trust, Inc. ............ 58,142 1,182,027
TPG RE Finance Trust, Inc. ............. 11,064 67,380
Two Harbors Investment Corp. ........... 17,912 223,183
8,427,640
Multi-Utilities — 0.5%
Avista Corp. ....................... 15,608 530,828
Black Hills Corp. .................... 13,735 710,924
Northwestern Energy Group, Inc. ......... 11,697 562,860
Security
Shares
Shares Value
Multi-Utilities (continued)
Unitil Corp. ........................ 3,320 $ 157,766
1,962,378
Office REITs — 1.4%
Brandywine Realty Trust ............... 34,669 164,331
COPT Defense Properties .............. 15,400 362,824
Cousins Properties, Inc. ............... 27,929 639,853
Douglas Emmett, Inc. ................. 27,024 366,175
Easterly Government Properties, Inc. ...... 10,457 128,412
Equity Commonwealth ................ 20,890 399,208
Highwoods Properties, Inc. ............. 20,892 479,889
Hudson Pacific Properties, Inc. ........... 27,436 224,701
JBG SMITH Properties ................ 17,249 275,984
Kilroy Realty Corp. ................... 21,991 786,398
Paramount Group, Inc. ................ 36,487 173,313
Peakstone Realty Trust , NVS ............ 7,033 101,838
Piedmont Office Realty Trust, Inc. , Class A ... 25,058 170,395
SL Green Realty Corp. ................ 12,690 570,416
Vornado Realty Trust ................. 33,407 908,336
5,752,073
Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp. ............... 36,116 442,060
Berry Corp. ........................ 13,662 91,672
California Resources Corp. ............. 13,306 634,430
Callon Petroleum Co.
(a)
................ 11,922 382,935
Chord Energy Corp. .................. 8,160 1,254,682
Civitas Resources, Inc. ................ 14,827 960,938
CNX Resources Corp.
(a)
............... 14,502 292,940
Comstock Resources, Inc. .............. 8,241 64,362
CONSOL Energy, Inc. ................. 2,592 245,203
Crescent Energy, Inc. , Class A ........... 17,266 190,789
CVR Energy, Inc. .................... 6,776 228,554
Delek US Holdings, Inc. ............... 11,819 319,468
Dorian LPG Ltd. ..................... 6,846 256,314
DT Midstream, Inc. ................... 19,032 1,021,828
Equitrans Midstream Corp. ............. 85,565 871,907
Granite Ridge Resources, Inc. ........... 7,438 40,760
Gulfport Energy Corp.
(a)
............... 2,415 306,463
Hallador Energy Co.
(a)
................. 2,336 19,926
HighPeak Energy, Inc.
(b)
............... 1,443 19,697
International Seaways, Inc. ............. 2,717 145,740
Kinetik Holdings, Inc. , Class A ........... 1,989 64,682
Kosmos Energy Ltd.
(a)
................. 51,460 311,848
Magnolia Oil & Gas Corp. , Class A ........ 20,350 419,617
Matador Resources Co. ............... 22,349 1,226,737
Murphy Oil Corp. .................... 30,474 1,179,344
Northern Oil & Gas, Inc. ............... 18,311 613,419
Par Pacific Holdings, Inc.
(a)
............. 11,827 432,750
PBF Energy, Inc. , Class A .............. 21,463 1,084,096
Peabody Energy Corp. ................ 21,772 581,312
Permian Resources Corp. , Class A ........ 78,254 1,054,864
REX American Resources Corp.
(a)
........ 1,843 76,282
Riley Exploration Permian, Inc. ........... 637 14,154
SandRidge Energy, Inc. ............... 4,047 59,086
SilverBow Resources, Inc.
(a)
............. 2,574 68,365
Sitio Royalties Corp. , Class A ............ 15,960 340,427
SM Energy Co. ..................... 22,940 850,615
Southwestern Energy Co.
(a)
............. 126,744 817,499
Talos Energy, Inc.
(a)(b)
................. 25,508 330,839
VAALCO Energy, Inc. ................. 20,152 85,848
Vital Energy, Inc.
(a)
................... 5,130 224,848
Vitesse Energy, Inc. .................. 1,958 41,138
W&T Offshore, Inc. ................... 18,785 57,106

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
World Kinect Corp. ................... 11,710 $ 264,295
17,989,839
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
.............. 3,233 106,592
Louisiana-Pacific Corp. ................ 7,010 466,515
Mercer International, Inc. ............... 5,360 45,346
Sylvamo Corp. ..................... 4,126 191,570
810,023
Passenger Airlines — 0.6%
Alaska Air Group, Inc.
(a)
................ 25,340 907,932
Allegiant Travel Co. .................. 1,336 104,742
American Airlines Group, Inc.
(a)
........... 64,084 911,915
Frontier Group Holdings, Inc.
(a)(b)
.......... 4,190 20,405
JetBlue Airways Corp.
(a)(b)
.............. 66,083 350,901
Spirit Airlines, Inc.
(b)
.................. 21,543 135,506
2,431,401
Personal Care Products — 0.3%
Edgewell Personal Care Co. ............ 9,795 362,905
Herbalife Ltd.
(a)(b)
.................... 18,949 228,335
Medifast, Inc. ...................... 2,201 120,285
Nu Skin Enterprises, Inc. , Class A ......... 10,002 185,637
Olaplex Holdings, Inc.
(a)
............... 26,290 59,152
USANA Health Sciences, Inc.
(a)
.......... 1,391 65,127
1,021,441
Pharmaceuticals — 1.4%
Arvinas, Inc.
(a)
...................... 4,534 188,161
Collegium Pharmaceutical, Inc.
(a)
......... 5,935 195,618
Corcept Therapeutics, Inc.
(a)(b)
........... 5,698 120,228
Cymabay Therapeutics, Inc.
(a)(b)
.......... 11,660 274,127
Elanco Animal Health, Inc.
(a)
............. 93,851 1,383,364
Innoviva, Inc.
(a)(b)
.................... 11,081 179,512
Ligand Pharmaceuticals, Inc.
(a)
........... 2,023 147,881
Organon & Co. ..................... 50,535 841,408
Pacira BioSciences, Inc.
(a)
.............. 4,422 144,113
Perrigo Co. plc
(a)
.................... 201 6,448
Perrigo Co. plc ..................... 26,469 849,126
Pliant Therapeutics, Inc.
(a)(b)
............. 4,253 76,214
Prestige Consumer Healthcare, Inc.
(a)
...... 9,693 596,507
Supernus Pharmaceuticals, Inc.
(a)
......... 10,435 288,841
Tarsus Pharmaceuticals, Inc.
(a)(b)
.......... 2,892 78,778
Theravance Biopharma, Inc.
(a)
........... 3,453 32,734
Tilray Brands, Inc. , Class 2
(a)(b)
........... 77,722 142,231
Ventyx Biosciences, Inc.
(a)
.............. 9,122 19,247
5,564,538
Professional Services — 2.0%
Alight, Inc. , Class A
(a)
................. 49,070 437,704
ASGN, Inc.
(a)
....................... 6,068 563,232
Barrett Business Services, Inc. ........... 586 65,790
CACI International, Inc. , Class A
(a)
........ 2,174 747,269
Clarivate plc
(a)(b)
..................... 32,199 287,859
Concentrix Corp. .................... 8,454 751,307
Conduent, Inc.
(a)
.................... 33,818 121,745
CSG Systems International, Inc. .......... 3,289 165,470
Dun & Bradstreet Holdings, Inc. .......... 49,979 579,257
First Advantage Corp. ................. 5,885 96,337
Forrester Research, Inc.
(a)
.............. 1,619 41,252
Genpact Ltd. ....................... 17,244 619,060
Heidrick & Struggles International, Inc. ..... 4,024 120,599
HireRight Holdings Corp.
(a)
............. 2,316 28,718
ICF International, Inc. ................. 1,444 200,774
Kelly Services, Inc. , Class A, NVS ........ 6,173 126,855
Kforce, Inc. ........................ 1,477 100,953
Security
Shares
Shares Value
Professional Services (continued)
Korn Ferry ........................ 4,277 $ 250,932
ManpowerGroup, Inc. ................. 9,650 715,451
Maximus, Inc. ...................... 6,287 510,001
Resources Connection, Inc. ............. 3,887 52,319
Science Applications International Corp. .... 6,062 773,875
Sterling Check Corp.
(a)(b)
............... 3,718 50,713
TriNet Group, Inc.
(a)
.................. 3,058 347,695
TTEC Holdings, Inc. .................. 4,099 83,538
7,838,705
Real Estate Management & Development — 0.9%
Anywhere Real Estate, Inc.
(a)
............ 21,838 155,487
Compass, Inc. , Class A
(a)
............... 65,108 223,972
Cushman & Wakefield plc
(a)
............. 30,162 317,304
DigitalBridge Group, Inc. , Class A
(b)
........ 13,988 274,724
Forestar Group, Inc.
(a)
................. 2,254 70,460
Howard Hughes Holdings, Inc.
(a)(b)
......... 2,920 233,834
Jones Lang LaSalle, Inc.
(a)
.............. 5,805 1,027,833
Kennedy-Wilson Holdings, Inc. ........... 21,902 228,876
Marcus & Millichap, Inc. ............... 2,830 107,795
Newmark Group, Inc. , Class A ........... 27,428 278,394
Opendoor Technologies, Inc.
(a)
........... 121,006 413,840
Redfin Corp.
(a)(b)
..................... 22,328 182,196
3,514,715
Residential REITs — 0.4%
Apartment Income REIT Corp. ........... 12,094 395,353
Apartment Investment & Management Co. ,
Class A
(a)
....................... 15,482 115,031
Centerspace ....................... 1,725 94,461
Elme Communities ................... 17,231 249,505
Independence Realty Trust, Inc. .......... 23,859 350,489
NexPoint Residential Trust, Inc. .......... 2,409 73,595
UMH Properties, Inc. ................. 12,852 194,194
Veris Residential, Inc. ................. 4,673 71,263
1,543,891
Retail REITs — 1.6%
Acadia Realty Trust .................. 10,309 175,872
Agree Realty Corp. .................. 10,208 608,499
Alexander's, Inc. .................... 426 93,631
Brixmor Property Group, Inc. ............ 35,769 802,656
CBL & Associates Properties, Inc. ......... 2,496 58,357
Federal Realty Investment Trust .......... 7,085 720,757
Getty Realty Corp. ................... 6,924 191,518
InvenTrust Properties Corp. ............. 7,181 178,304
Macerich Co. (The) .................. 42,465 670,522
NNN REIT, Inc. ..................... 35,868 1,446,915
Phillips Edison & Co., Inc. .............. 10,448 362,650
Retail Opportunity Investments Corp. ...... 16,722 227,252
Saul Centers, Inc. ................... 2,511 96,071
SITE Centers Corp. .................. 21,359 284,502
Tanger, Inc. ........................ 10,439 280,809
Urban Edge Properties ................ 11,972 206,756
Whitestone REIT .................... 5,336 68,941
6,474,012
Semiconductors & Semiconductor Equipment — 1.2%
Alpha & Omega Semiconductor Ltd.
(a)
...... 1,998 51,269
Ambarella, Inc.
(a)
.................... 3,902 205,089
Amkor Technology, Inc. ................ 11,214 355,035
Cirrus Logic, Inc.
(a)
................... 6,990 539,628
Diodes, Inc.
(a)
...................... 5,525 371,943
MaxLinear, Inc.
(a)
.................... 15,111 314,611
MKS Instruments, Inc. ................ 7,956 846,916
Photronics, Inc.
(a)
.................... 11,731 342,780

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc. ............... 6,006 $ 450,210
Semtech Corp.
(a)
.................... 7,625 151,280
SMART Global Holdings, Inc.
(a)
........... 9,976 196,028
Synaptics, Inc.
(a)
.................... 2,441 260,723
Ultra Clean Holdings, Inc.
(a)
............. 2,876 109,863
Veeco Instruments, Inc.
(a)
.............. 7,518 239,674
Wolfspeed, Inc.
(a)(b)
................... 6,745 219,550
4,654,599
Software — 1.1%
ACI Worldwide, Inc.
(a)
................. 7,989 240,229
Adeia, Inc. ........................ 21,095 256,093
Alteryx, Inc. , Class A
(a)
................ 4,773 226,527
Aurora Innovation, Inc. , Class A
(a)(b)
........ 139,405 416,821
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
... 10,140 111,439
Cerence, Inc.
(a)(b)
.................... 3,498 70,030
CommVault Systems, Inc.
(a)
............. 4,685 429,521
Consensus Cloud Solutions, Inc.
(a)
........ 3,726 81,003
Digital Turbine, Inc.
(a)
................. 19,107 102,987
E2open Parent Holdings, Inc. , Class A
(a)
.... 23,668 88,992
Guidewire Software, Inc.
(a)(b)
............. 5,988 668,740
Informatica, Inc. , Class A
(a)(b)
............ 3,638 109,140
LiveRamp Holdings, Inc.
(a)
.............. 5,726 226,062
Matterport, Inc. , Class A
(a)
.............. 36,060 81,135
NCR Voyix Corp.
(a)(b)
.................. 28,077 412,732
Progress Software Corp. ............... 5,301 301,150
RingCentral, Inc. , Class A
(a)(b)
............ 8,624 292,267
SolarWinds Corp.
(a)
.................. 5,106 60,353
Verint Systems, Inc.
(a)
................. 12,731 377,983
4,553,204
Specialized REITs — 0.9%
EPR Properties ..................... 9,107 403,167
Four Corners Property Trust, Inc. ......... 11,683 273,499
Gladstone Land Corp. ................ 3,887 55,040
Lamar Advertising Co. , Class A .......... 10,692 1,119,239
National Storage Affiliates Trust .......... 8,229 307,353
Outfront Media, Inc. .................. 27,417 356,969
PotlatchDeltic Corp. .................. 8,653 387,049
Rayonier, Inc. ...................... 14,523 440,047
Uniti Group, Inc. .................... 47,490 249,797
3,592,160
Specialty Retail — 4.5%
Abercrombie & Fitch Co. , Class A
(a)(b)
....... 2,445 249,145
Academy Sports & Outdoors, Inc. ......... 9,284 582,385
Advance Auto Parts, Inc. ............... 11,293 754,937
American Eagle Outfitters, Inc. ........... 14,063 278,729
America's Car-Mart, Inc.
(a)
.............. 1,198 72,946
Arhaus, Inc. , Class A
(a)(b)
............... 6,853 80,112
Arko Corp. ........................ 8,019 62,548
Asbury Automotive Group, Inc.
(a)(b)
......... 4,064 849,620
AutoNation, Inc.
(a)(b)
.................. 5,561 776,649
Bath & Body Works, Inc. ............... 43,241 1,844,661
Beyond, Inc.
(a)
...................... 6,485 142,605
Boot Barn Holdings, Inc.
(a)
.............. 3,290 236,025
Buckle, Inc. (The) ................... 6,248 232,363
Caleres, Inc. ....................... 6,674 209,363
Camping World Holdings, Inc. , Class A ..... 2,488 61,827
Carvana Co. , Class A
(a)(b)
............... 21,113 909,126
Designer Brands, Inc. , Class A ........... 8,812 75,519
Dick's Sporting Goods, Inc. ............. 11,426 1,703,274
Foot Locker, Inc. .................... 16,226 456,924
GameStop Corp. , Class A
(a)(b)
............ 35,282 502,063
Gap, Inc. (The) ..................... 19,880 371,557
Group 1 Automotive, Inc. ............... 2,628 683,438
Security
Shares
Shares Value
Specialty Retail (continued)
Guess?, Inc. ....................... 5,696 $ 127,249
Haverty Furniture Cos., Inc. ............. 2,734 92,683
Hibbett, Inc. ....................... 2,445 162,959
Leslie's, Inc.
(a)(b)
..................... 35,263 236,615
Lithia Motors, Inc. , Class A ............. 5,424 1,599,266
MarineMax, Inc.
(a)
.................... 3,999 111,972
Monro, Inc. ........................ 6,200 197,532
National Vision Holdings, Inc.
(a)
.......... 10,520 199,985
ODP Corp. (The)
(a)(b)
.................. 7,128 364,526
Petco Health & Wellness Co., Inc.
(a)(b)
...... 18,442 44,076
Revolve Group, Inc. , Class A
(a)(b)
.......... 3,580 51,588
RH
(a)
............................ 1,406 356,393
Sally Beauty Holdings, Inc.
(a)(b)
........... 21,168 260,790
Shoe Carnival, Inc. ................... 3,369 85,909
Signet Jewelers Ltd. .................. 8,695 864,979
Sonic Automotive, Inc. , Class A .......... 2,691 136,057
Upbound Group, Inc. ................. 9,706 322,239
Urban Outfitters, Inc.
(a)
................ 5,071 192,698
Victoria's Secret & Co.
(a)
............... 13,710 357,145
Wayfair, Inc. , Class A
(a)(b)
............... 17,622 885,506
17,785,983
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.
(a)
................ 5,488 69,863
Diebold Nixdorf, Inc.
(a)
................. 6,153 187,051
Xerox Holdings Corp. ................. 17,657 325,948
582,862
Textiles, Apparel & Luxury Goods — 2.5%
Capri Holdings Ltd.
(a)
................. 22,929 1,117,559
Carter's, Inc. ....................... 6,939 524,866
Columbia Sportswear Co. .............. 2,624 207,978
Crocs, Inc.
(a)(b)
...................... 6,743 684,280
G-III Apparel Group Ltd.
(a)
.............. 8,209 247,009
Hanesbrands, Inc.
(a)
.................. 68,166 306,747
Kontoor Brands, Inc. .................. 11,057 648,161
Levi Strauss & Co. , Class A ............. 18,369 299,047
Movado Group, Inc. .................. 1,904 52,512
Oxford Industries, Inc. ................ 2,041 193,752
PVH Corp. ........................ 11,930 1,434,702
Ralph Lauren Corp. .................. 3,467 498,104
Steven Madden Ltd. .................. 9,084 380,438
Tapestry, Inc. ....................... 45,247 1,755,131
Under Armour, Inc. , Class A
(a)
............ 37,487 285,651
Under Armour, Inc. , Class C, NVS
(a)(b)
...... 31,472 232,893
VF Corp. ......................... 64,799 1,066,592
Wolverine World Wide, Inc. ............. 10,830 90,539
10,025,961
Tobacco — 0.1%
Universal Corp. ..................... 4,792 277,697
Vector Group Ltd. ................... 26,745 280,020
557,717
Trading Companies & Distributors — 1.9%
Air Lease Corp. , Class A ............... 20,672 864,296
Beacon Roofing Supply, Inc.
(a)
........... 5,506 456,392
BlueLinx Holdings, Inc.
(a)
............... 1,184 136,563
Boise Cascade Co. .................. 7,853 1,063,767
Core & Main, Inc. , Class A
(a)
............. 10,000 413,100
DNOW, Inc.
(a)
...................... 20,438 206,219
DXP Enterprises, Inc.
(a)
................ 1,223 39,405
FTAI Aviation Ltd. .................... 5,685 306,706
GATX Corp. ....................... 4,267 523,348
Global Industrial Co. .................. 915 38,915
GMS, Inc.
(a)
........................ 7,733 650,809

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc. ........... 2,363 $ 127,106
Herc Holdings, Inc. ................... 2,353 347,044
MRC Global, Inc.
(a)
................... 16,576 176,700
MSC Industrial Direct Co., Inc. , Class A ..... 3,750 370,050
Rush Enterprises, Inc. , Class A .......... 6,063 272,289
Rush Enterprises, Inc. , Class B .......... 910 43,016
Titan Machinery, Inc.
(a)
................ 2,618 69,979
WESCO International, Inc. .............. 8,767 1,521,250
7,626,954
Water Utilities — 0.1%
California Water Service Group .......... 5,701 258,084
Consolidated Water Co. Ltd. ............ 990 31,611
Middlesex Water Co. ................. 1,460 81,716
SJW Group ........................ 2,412 143,611
515,022
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
....................... 7,565 66,950
Telephone & Data Systems, Inc. .......... 19,678 378,014
United States Cellular Corp.
(a)(b)
.......... 2,844 126,274
571,238
Total Long-Term Investments — 99.8%
(Cost: $390,810,696) .............................. 397,002,571
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%
(e)
.................. 28,674,165 $ 28,691,370
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32% ................... 603,374 603,374
Total Short-Term Securities — 7.4%
(Cost: $29,278,770) ............................... 29,294,744
Total Investments — 107.2%
(Cost: $ 420,089,466 ) .............................. 426,297,315
Liabilities in Excess of Other Assets — (7.2)% ............. (28,561,769)
Net Assets — 100.0% ...............................
$ 397,735,546
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Sha res
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 31,694,311 $ — $ (3,010,661)
(a)
$ 2,484 $ 5,236 $ 28,691,370 28,674,165 $ 294,799
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,090,401 — (487,027)
(a)
— — 603,374 603,374 32,584 —
$ 2,484 $ 5,236 $ 29,294,744 $ 327,383 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 4 03/15/24 $ 391 $ (9,038)
S&P Midcap 400 E-Mini Index ................................................. 1 03/15/24 274 (9,109)
$ (18,147)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 397,002,571 $ — $ — $ 397,002,571
Short-Term Securities
Money Market Funds ...................................... 29,294,744 — — 29,294,744
$ 426,297,315 $ — $ — $ 426,297,315
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (18,147) $ — $ — $ (18,147)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust